HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Assets	$ 490,095	$ 441,284
Total liabilities	321,853	$ 299,393
Assets and liabilities classified as held for sale
Disclosure of financial assets [line items]
Assets	5,200
Total liabilities	$ 1,900